Acquisition of subsidiaries	12 Months Ended
Dec. 31, 2021
Acquisition of subsidiaries
Acquisition of subsidiaries

9.         Acquisition of subsidiaries

2019 Acquisition Activity

In November 2019, the Group acquired Beijing Ruizhuo Xitou Development Co., Ltd. (“Xitou”), a related party, for a total consideration of US$16,486,299, which was satisfied by the extinguishment of a pre-existing receivable (Note 18). Xitou is primarily engaged in provision of online platform services for real estate project financing purposes.

In November 2019, the Group acquired Beijing Ruizhuo Xichuang Technology Development Co., Ltd. (“Xichuang”), a related party, for a total consideration of US$11,212,797, which was satisfied by the extinguishment of a pre-existing receivable (Note 18). Xichuang is primarily engaged in the provision of online platform services for sourcing, sale and purchase of real estate properties.

In November 2019, the Group acquired Beijing I-Journey Science and Technology Development Co,Ltd.(“I-Journey”), a related party, for a total consideration of US$21,062,847, which was satisfied by the extinguishment of a pre-existing receivable (Note 18). I-journey is primarily engaged in the sale of household robots and provision of community cloud services.

The acquisitions of Xitou, Xichuang and I-journey were in line with the Group’s strategy to extend its business to provide real estate and property management related technology services. The above acquisitions were accounted for under the acquisition method of accounting with acquired assets and assumed liabilities recorded at their acquisition date fair values. The goodwill recognized upon the acquisitions amounting to US$6,624,594, US$5,159,916 and US$12,927,103 respectively is primarily as a result of the excess of the acquisition considerations over the respective fair value of net identifiable assets acquired. The goodwill recognized in other non-current assets is attributable primarily to expected synergies and the assembled workforce. The goodwill is not deductible for tax purposes.

The operational results of Xitou, Xichuang and I-journey have been included in the Group’s consolidated financial statements since November 30, 2019 (“Date of Acquisition”). The pro forma results of operations for the acquisitions have not been presented because the revenue and earnings generated before the acquisitions are immaterial.

The purchase price allocation for the acquisitions is primarily based on a valuation determined by the Group with the assistance of an independent third party valuation firm. The following table summarizes the fair values of the assets acquired and liabilities assumed on Date of Acquisition.

	Xinruifeng	Xinhujin	Xinzhihui
	subgroup	subgroup	subgroup	Total
	US$	US$	US$	US$
Cash and cash equivalents	472,974	276,511	77,526	827,011
Intangible assets (1)
Technology	9,446,403	5,877,125	6,249,820	21,573,348
Trade mark	—	—	2,623,205	2,623,205
Other current assets	262,373	164,373	691,872	1,118,618
Deferred tax assets	1,057,527	1,170,995	658,831	2,887,353
Other non-current assets	29,935	14,176	43,115	87,226
Goodwill	6,624,594	5,159,916	12,927,103	24,711,613
Current liabilities	(269,349)	(241,318)	(1,499,623)	(2,010,290)
Deferred tax liabilities	(1,057,527)	(1,170,995)	(658,831)	(2,887,353)
Non-controlling interest	(80,631)	(37,986)	(50,171)	(168,788)
Total Consideration	16,486,299	11,212,797	21,062,847	48,761,943
(1)	Intangible assets acquired in 2019 have estimated useful lives between six and ten years.
(2)	Xinruifeng, Xinhujin and Xinzhihui are parents of Xitou, Xichuang and I-journey, respectively.

There were no significant acquisitions of subsidiaries for the year ended December 31, 2020 and 2021.